Share-based Compensation Plans (by Share-based Payment Award) (Details) - shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
SARs and Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award outstanding (in shares)	[2]	7,796,496 [1]	7,756,516
SARs | SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award outstanding (in shares)	[1]	7,326,798
Award expiration period from the date of the issue		7 years
Vesting period		3 years
UK/Irish Sharesave Scheme | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award outstanding (in shares)	[1]	113,619
Award expiration period from the date of the issue		6 months
UK/Irish Sharesave Scheme | Stock Options | United Kingdom
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of common stock, percent		80.00%
UK/Irish Sharesave Scheme | Stock Options | Ireland
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of common stock, percent		75.00%
UK/Irish Sharesave Scheme | Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
UK/Irish Sharesave Scheme | Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Global Employee Stock Purchase Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award outstanding (in shares)	[1]	356,079
Exercise price of common stock, percent		85.00%
Global Employee Stock Purchase Plan | Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Global Employee Stock Purchase Plan | Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
RSUs, PSUs and PSAs | RSUs.PSUs and PSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award outstanding (in shares)	[1]	1,791,930
Award expiration period from the date of the issue		3 years
Vesting period		3 years

[1]	Number of awards are stated in terms of ordinary share equivalents
[2]	Number of awards are stated in terms of ordinary share equivalents